Exceptional Items - Schedule (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Analysis of income and expense [abstract]
Business transformation program	€ 3.7	€ 0.0	€ 7.1	€ 0.0
Findus Switzerland integration costs	1.3	0.0	3.7	0.0
Fortenova Group integration costs	0.6	0.0	0.6	0.0
Release of indemnification assets	0.0	0.0	5.5	17.8
Brexit	0.4	0.5	4.7	0.9
Goodfella's Pizza & Aunt Bessie's integration costs	0.0	0.7	0.0	3.7
Settlement of legacy matters	0.0	(1.6)	(1.8)	(2.7)
Factory optimization	0.5	2.9	2.3	7.6
Exceptional items	€ 6.5	€ 2.5	€ 21.6	€ 27.3